Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 23, 2016	Jun. 30, 2015
Entity Information [Line Items]
Entity Registrant Name	EPR Properties
Entity Central Index Key	0001045450
Trading Symbol	EPR
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		63,307,247
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 3,467,970,991